Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 3, 2012
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Alger Capital Appreciation Fund (Supplement): | Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
THE ALGER FUNDS Alger Capital Appreciation Fund Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 4, as the fourth sentence under the heading "Performance."

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Alger Capital Appreciation Fund (Supplement): | Alger Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Fund
Supplement Text	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Capital Appreciation Fund Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following is added to page 4, as the fourth sentence under the heading "Performance."
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAAX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAPX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCCX

Alger Capital Appreciation Fund (Supplement) | Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
THE ALGER FUNDS Alger Capital Appreciation Fund Class Z Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 45, as the sixth sentence under the heading "Performance":

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Alger Capital Appreciation Fund (Supplement) | Alger Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Fund
Supplement Text	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Capital Appreciation Fund Class Z Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following is added to page 45, as the sixth sentence under the heading "Performance":
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAZX